Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		€ 1,245	€ (1,093)	€ (1,112)
Tax dispute for fiscal years 2005-2006	€ 2,246	2,246
Current tax		(1,001)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		1,801	(559)	(595)
Tax dispute for fiscal years 2005-2006	€ 2,246,000	2,246
Current tax		(444)	(559)	(595)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		(343)	(294)	(258)
Current tax		(343)	(294)	(258)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		(75)	(66)	(66)
Current tax		(75)	(66)	(66)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		(40)	(84)	(65)
Current tax		(40)	(84)	(65)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods		(99)	(89)	(128)
Current tax		€ (99)	€ (89)	€ (128)